                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                             ENDED JULY 31, 1998


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[LOGO}
Seeks to provide long-term capital growth with guaranteed return of investment on the maturity date to investors who reinvest all dividends and hold their shares to the maturity date.

KEMPER TARGET EQUITY FUND
KEMPER RETIREMENT FUND
SERIES I, II, III, IV, V AND VI

                  "...We add value through our ability to get ahead
                   of conventional Wall Street wisdom, and uncover
                      stocks with great growth potential the
                           market is overlooking. ..."


                                                          [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
10
LARGEST HOLDINGS
12
PORTFOLIO OF
INVESTMENTS
20
REPORT OF
INDEPENDENT AUDITORS
22
FINANCIAL STATEMENTS
26
NOTES TO
FINANCIAL STATEMENTS
30
FINANCIAL HIGHLIGHTS



AT A GLANCE
--------------------------------------------------------------------------------
KEMPER RETIREMENT FUND SERIES I-VI
TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 1998
(UNADJUSTED FOR ANY SALES CHARGE)

--------------------------------------------------------------------------------
SERIES I                      6.56%
--------------------------------------------------------------------------------
SERIES II                     6.46%
--------------------------------------------------------------------------------
SERIES III                    6.68%
--------------------------------------------------------------------------------
SERIES IV                     7.27%
--------------------------------------------------------------------------------
SERIES V                      7.76%
--------------------------------------------------------------------------------
SERIES VI                     8.32%
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal values will fluctuate. So that shares when redeemed may be worth more or less than original cost.

*Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. During the period noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 NET ASSET VALUE

                                  AS OF     AS OF
                                 7/31/98   7/31/97
--------------------------------------------------------------------------------
SERIES I                         $10.80    $11.86
--------------------------------------------------------------------------------
SERIES II                        $12.41    $13.38
--------------------------------------------------------------------------------
SERIES III                       $10.52    $11.33
--------------------------------------------------------------------------------
SERIES IV                        $10.68    $11.28
--------------------------------------------------------------------------------
SERIES V                         $10.17    $10.86
--------------------------------------------------------------------------------
SERIES VI                        $11.25    $11.57
--------------------------------------------------------------------------------

 DIVIDEND REVIEW

 DURING THE YEAR ENDED JULY 31, 1998, KEMPER RETIREMENT FUND SERIES I-VI PAID THE FOLLOWING DIVIDENDS PER SHARE:

              INCOME     SHORT-TERM     LONG-TERM
             DIVIDEND   CAPITAL GAIN   CAPITAL GAIN
--------------------------------------------------------------------------------
SERIES I       $0.42        $0.78          $0.51
--------------------------------------------------------------------------------
SERIES II      $0.54        $0.69          $0.49
--------------------------------------------------------------------------------
SERIES III     $0.40        $0.61          $0.46
--------------------------------------------------------------------------------
SERIES IV      $0.37        $0.57          $0.39
--------------------------------------------------------------------------------
SERIES V       $0.38        $0.60          $0.45
--------------------------------------------------------------------------------
SERIES VI      $0.39        $0.56          $0.25
--------------------------------------------------------------------------------

Terms to KNOW

BLUE CHIP STOCK: Stock of a large, well known, high quality company with an established record of making money and paying dividends.

GRAY MONDAY: The name used to identify Monday, October 27, 1997. On that day, turmoil in Southeast Asian markets triggered a one-day drop of 7 percent in the U.S. equity market.

VOLATILITY Characteristic of a security, commodity or market to rise or fall sharply in price within a short period of time. A stock may be volatile because the outlook for the company is particularly uncertain or because of various other reasons.

ZERO-COUPON BOND: A bond that makes no periodic interest payments but instead is sold at a deep discount to its face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security due to accrual of interest. The security is redeemed at face value at maturity.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR OF ARTS AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $218 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS. IT IS ONE OF THE 10 LARGEST MUTUAL FUND COMPLEXES IN THE UNITED STATES.

DEAR SHAREHOLDERS,

It's been a bumpy ride for many investors in the third quarter of 1998. Economic and political instability in Russia, terrorist bombings and U.S. retaliation overseas, lingering effects of the "contagion" in Asia, not to mention weak corporate profits and political scandal in the United States were responsible for considerable uncertainty and market volatility. A series of market dips and drops continued to fuel the debate about whether we would finally see the end of our long-running bull market -- or even plummet into a recession.

  But investors who are riding out the stock market's abrupt short-term adjustments should find comfort in the fact that economic fundamentals continue to favor financial assets in the U.S. -- particularly Treasury bonds. In a nutshell, the nation's economy remains strong despite its slowdown in the second half of the year. Short-term interest rates are expected to remain low -- the federal funds rate is holding at 5.5 percent and will most likely stay put or could even move lower during the remainder of the year. There are no major tax or regulatory threats waiting in the wings. And our economy continues to draw investors from around the world, although perhaps not as fervently as last year.

  The nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, grew at an annualized rate of 1.4 percent in the second quarter of 1998. While this was the slowest growing quarter in the last three years, it was much stronger than consensus. Slower growth can be attributed to several one-time factors, including a domestic correction in inventory levels and the General Motors strike, which has since been resolved, as well as the long-term loss of trade with Asia.

  Real capital spending and employment growth have remained solid. Consumer confidence remains fairly high. Home sales remain robust. Economic policy continues to support the nation's fiscal budget surplus projection of $65 billion.

  As far as inflation goes, there are two tales to be told. Prices for consumer goods, as measured by the consumer price index (CPI), are steady. Compare this to prices for services, which have risen between 3 and 4 percent. For investors, this difference in pricing flexibility translates into a difference in profit expectations. Profits of domestic, service firms should be much stronger than commodity producers dependent on export markets.

  Across the Atlantic, Europe's economy appears to be growing at an even pace as the region progresses toward the Economic and Monetary Union (EMU) slated for January 1, 1999. One effect of the union may be a slight rise in short-term interest rates in Europe -- not because there will be an overt change in policy, but simply because of the convergence of some very disparate interest rates. The average rate will likely be higher than the relatively attractive rate the German Central Bank currently offers, for example.

  In Asia, which has been making headlines around the world for more than a year now, the latest news is from Japan, which recently installed a new prime minister as well as a new finance minister. Much discussion will be focused on changes in Japan's economic policy, particularly in terms of taxation and banking reform -- and patience is in order. Most of the changes in taxation will impact Japan in the first half of 1999. But as far as banking reform goes, those of us familiar with bank reform in the U.S. know that this will be a two- to five-year process. Certainly, investors are looking to Japan to spark recovery for Asia as a whole, which continues to suffer from the "contagion" of low currency values, seriously reduced consumer spending and general economic malaise.

  Indeed, while its full effects remain to be seen -- and felt -- by the majority of American businesses and individuals, the Asian economic crisis has contributed to the general uncertainty of the emotion-driven U.S. markets. Whether it's an economic crisis abroad or political scandal at home, current events move the investors who move the markets.

  One might conclude that, as a result of 1998's slow corporate profit growth and turmoil in Russia and Asia, the psychology of the markets is shifting -- even some of Wall Street's most resolute bulls appear to be reconsidering their long-held convictions. But with the economy's strong

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                           NOW (8/31/98)       6 MONTHS AGO      1 YEAR AGO      2 YEARS AGO
  10-YEAR TREASURY RATE(1)*                    5.46                5.57              6.3             6.64
  PRIME RATE(2)*                               8.5                 8.5               8.5             8.25
  INFLATION RATE(3)*                           1.68                1.44              2.22            2.88
  THE U.S. DOLLAR(4)                           8.19                4.88              8.76            3.32
  CAPITAL GOODS ORDERS(5)*                     2.81                8.1               8.2             8.2
  INDUSTRIAL PRODUCTION(5)*                    1.82                4.31              5.03            3.3
  EMPLOYMENT GROWTH(6)                         2.68                2.57              2.6             2.13

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of July 31, 1998.

SOURCE:  ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

fundamentals in place, that outlook may be premature. In any case, prudent investors are wise to watch for the following economic warning signs: inflation in the form of rising wages and/or prices; residual fallout from Asia, which could appear in the form of reduced sales and earnings for American businesses; and a continued widening of our trade deficit, an imbalance caused by heightened American demand for foreign goods and services. In the months to come, investors are likely to maintain their bias in favor of investments that have historically been considered more conservative: larger capitalization stocks, U.S. Treasuries and only the highest-grade corporate bonds.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ John E. Silvia

JOHN E. SILVIA
September 1, 1998

PERFORMANCE UPDATE

[MCCORMICK CHESTER PHOTO]

TRACY MCCORMICK CHESTER JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1994 AND SERVES AS A MANAGING DIRECTOR. SHE IS ALSO A VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER RETIREMENT FUND SERIES. MCCORMICK CHESTER RECEIVED BOTH HER BACHELOR'S AND M.B.A. DEGREES FROM MICHIGAN STATE UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.


WITHIN A FROTHY MARKET, THE PORTFOLIOS OF KEMPER
RETIREMENT FUND KEPT ABOVE WATER, EARNING
RESPECTABLE RETURNS. LEAD PORTFOLIO MANAGER TRACY
MCCORMICK CHESTER DISCUSSES THE CHALLENGES AND
OPPORTUNITIES PRESENTED BY THE MARKET.

Q     THROUGHOUT THE PAST YEAR, THE NEWS HAS BEEN FULL OF STORIES OF MARKET
VOLATILITY. AGAINST WHAT BACKDROP DID THE FUND EARN ITS GAINS?

A     The past year has certainly reminded us what shorter-term volatility is all about. As we entered the fiscal year, the domestic markets were enjoying a period of strong performance. However, on October 27, 1997, the U.S. equity market declined 7 percent. This one-day drop, now referred to as "Gray Monday," was triggered by currency turmoil in Southeast Asia. Although American companies had been posting solid earnings for the past few years, the collapse in Asia cast a ripple of doubt through the U.S. markets. Investors began to question the sustainability of domestic growth and corporate earnings.

  The U.S. equity market bounced back with surprising speed. On the global front, the International Monetary Fund developed various bailout plans for Asia. Additionally, many American companies announced strong earnings. There was a collective sigh of relief, and investors returned to the market with renewed vigor.

  Despite the first quarter rally, market volatility has continued to be a dominant theme, however. Investors have been extremely jittery; and companies that have fallen short of earnings expectations have felt the very sharp sting of Wall Street's disapprobation. And although small company and technology stocks have borne the brunt of the volatility, no sector has remained unscathed. As the fund's fiscal year end wound down, it was apparent that the clouds of the Asian contagion have not cleared. July was marked by particularly strong downside volatility, as investors reacted negatively to disappointing earnings announcements.

Q     COULD YOU SUMMARIZE HOW THE EQUITY PORTION OF THE FUND WAS POSITIONED?

A     The fund's equity allocation is invested in common stocks. Within the equity allocation, we favor domestic large-company stocks issued by established companies. This served us in good stead, as the market has favored large-cap stocks over their smaller peers. The portfolio is well diversified across market sectors. This diversification can serve to help mitigate volatility. As the fiscal year concluded, the fund's four largest allocations were in technology, finance, consumer nondurables and health care stocks.

  In the fall of 1997, we adopted a more defensive stance. Concerned that technology stocks might be due for a dip after their very strong rally last summer, we reduced the fund's exposure to that sector. This helped to limit the fund's exposure to Asia and shielded it from some of the more dramatic stock implosions. However, our more cautious outlook may have clipped performance in the first quarter's rally.

PERFORMANCE UPDATE

Q     HOW DO YOU IDENTIFY STOCKS THAT HAVE THE CHARACTERISTICS TO DELIVER STRONG
LONG-TERM PERFORMANCE?

A     Intensive research and disciplined adherence to growth-at-the-right price
(GARP) are cornerstones of our stock evaluation process. We seek to add value through our ability to get ahead of conventional Wall Street wisdom, and uncover stocks with great growth potential the market is overlooking. Shareholders have benefitted from our early recognition of changing conditions, both within specific companies and across industries. Through this intensive research process, we hone in on companies undergoing management or other structural changes and on firms launching new products. On an industry level, we seek out those areas poised for significant events, such as consolidations.

  We seek out companies that have sustainable earnings growth, and good market positions or potential. We don't let ourselves get carried away by the market's vicissitudes. Because we adhere strictly to a growth-at-the-right price discipline, we may miss out on some short-term gains when the market favors high-flyers, as it has for much of the past year. By searching out stocks with good fundamentals and sensible valuations, we believe that we'll generate healthy, long-term return potential. And, our strict discipline gets us out of stocks before their valuations get too high.

Q     COULD YOU GIVE US SOME EXAMPLES?

A     Our attentiveness to company and market trends led us to several companies undergoing restructuring. For instance, the fund owns Stanley Works, a global hardware firm that boasts a strong franchise and new management, and R.R. Donnelley & Sons, a publishing firm that is also benefiting from restructuring.

  Another good example of where our research paid off is ALZA, a pharmaceutical manufacturer. We saw the potential of its drug delivery technology before the company came into the spotlight, and added it before it attracted the Wall Street buzz. This year, we've seen the stock post significant gains. However, in keeping with our disciplined strategy, as ALZA's valuations rise, we are paring the fund's position.

  Our research also drew us to Alcatel Alsthom (ADR), an attractively valued American depository receipt from a French telecommunications company. Alcatel Alsthom has been making positive strategic moves, such as spinning off divisions. In many ways, Alcatel Alsthom harkens back to what Lucent Technologies was two years ago.

Q     WHAT DIDN'T TURN OUT AS WELL AS EXPECTED?

A     We were surprised by how speedily the market bounced back in the first quarter of the year. In hindsight, we perhaps missed opportunities to purchase some stocks at low prices. We anticipated that money-center banks would be more susceptible to the effects of the Asian turmoil, and instead favored high-quality regional banks. Money-center banks performed better than expected, however.

  The fund's returns have also been hindered by its exposure to energy stocks, such as Chevron Corp. Supply and demand concerns have plagued oil services stocks for many months. However, we believe that many of these stocks still offer the opportunity for price appreciation.

  The fund's performance relative to the S&P 500 Index has trailed due to the "flight to quality" we've seen since Gray Monday. In this uncertain market climate, nervous investors have raced to the perceived security offered by blue-chip stocks -- the sort of stocks that Kemper Retirement Fund favors. The prices of these stocks have risen dramatically, and have been pushed well beyond the range that we feel is appropriate and sustainable.

  Because of our valuation discipline, the fund was sidelined for some portions of the market's upward momentum. For instance, we've been limited in our selection of consumer nondurable stocks, a sector that has been quite profitable over the past year. We've also had to hunt for health care stocks that meet our valuation parameters.

  However, that's certainly not to say that we've been left out in the cold. As prices of stocks have returned to sounder levels, we've reaped rewards within both sectors, while maintaining our GARP focus.

Q     WHERE HAVE YOU BEEN FINDING OPPORTUNITIES?

A     We're continuing to find good values in the insurance industry. We think that insurance stocks could hold considerable potential. The insurance industry is trending toward consolidation; and as bank deregulation continues, insurance stocks will continue to gain appeal. During the reporting period, the portfolios' larger holdings included American General Corp. and Jefferson-Pilot Corp., two stocks we backed with particular conviction. During the year, we also initiated a position in Torchmark, a provider of insurance and financial services, including direct response marketing for banks.

PERFORMANCE UPDATE

  We think that the telecommunications sector will continue to thrive in the current economic climate. The portfolios include long-distance carriers such as Sprint and WorldCom, as well as regional bell operators including Ameritech and SBC Communications. The fund also holds Cincinnati Bell, a nicely diversified company with direct marketing billing as well as regional telecommunications services.

  Large, established technology firms are well represented in the portfolio. Based on valuations, we're favoring component- and PC-based companies over software firms. We think that many of the firms in these subsectors have addressed the impact of the Asian turmoil, and that their stock prices are reasonable. We're sticklers for demonstrated growth potential and quality operations. The fund's technology exposure is anchored by some of the most-tested names in the industry, including Texas Instruments, Computer Sciences Corp., Sun Microsystems and International Business Machines.

Q     WHAT IMPACT DID BONDS HAVE ON PERFORMANCE?

A     In keeping with its structure as a guaranteed target maturity fund, the portfolios include sizable stakes in zero-coupon Treasury bonds. These bonds provide stability, and can offer a degree of shelter when the equity markets tumble. For instance, fixed income exposure helped the portfolios during the most severe pockets of the Asia turbulence. However, because of its large bond stake, the fund won't always fully participate during equity rallies, such as the first quarter's. And although they did provide stability during the Asian turmoil, zero coupon bonds are not without volatility, particularly when interest rates move.

Q     HOW HAS THE RECENT MARKET CLIMATE HIGHLIGHTED THE ROLE THAT KEMPER
RETIREMENT FUND COULD FILL IN A PORTFOLIO?

A     Volatility is an inherent part of investing, and cannot be sidestepped.
However, Kemper Retirement Fund offers more conservative investors a chance to participate in the equity markets without jeopardizing their principal investment. Investors who remain in the fund until its maturity date and adhere to a disciplined reinvestment approach are guaranteed the return of their principal. In a volatile environment such as the one we've seen in the past year, this fund offers an added degree of security. We believe that it is important to keep a long-term focus, and this fund encourages that discipline.

Q     THE PAST YEAR HAS CERTAINLY HAD ITS SHARE OF UPS AND DOWNS. IS THERE ANY
SIGN OF THE TURMOIL LETTING UP?

A     We continue to be positive about the long-term growth prospects for the
U.S. markets. Inflation is low, the economy is slowing and interest rates remain low. However, short-term volatility will continue, and investors need to be prepared for ups and downs. Downside volatility can be frustrating, but it also opens up new opportunities as stock prices dip. We believe that our research capabilities put us in a very good position to use the market's short-term fluctuations to the long-term advantage of shareholders. By sticking to a stock-by-stock approach, we are confident that our focus on well-researched, large-cap companies will continue to provide shareholders with the opportunity to reap the long-term potential of the equity market.

 PERFORMANCE UPDATE

 AVERAGE ANNUAL TOTAL RETURNS*

 FOR PERIODS ENDED JULY 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                              1-YEAR         5-YEAR        LIFE OF FUND
------------------------------------------------------------------------------------------------------
SERIES I                   1.26%          10.16%           13.05%          (since 2/5/90)
------------------------------------------------------------------------------------------------------
SERIES II                  1.16%           8.63%           12.64%          (since 9/10/90)
------------------------------------------------------------------------------------------------------
SERIES III                 1.31%           9.33%           10.56%          (since 3/10/92)
------------------------------------------------------------------------------------------------------
SERIES IV                  1.94%           8.88%            9.22%          (since 1/15/93)
------------------------------------------------------------------------------------------------------
SERIES V                   2.38%            n/a             9.55%          (since 11/15/93)
------------------------------------------------------------------------------------------------------
SERIES VI                  2.89%            n/a            11.67%          (since 5/1/95)
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Kemper Retirement Fund - Series I
--------------------------------------------------------------------------------
Growth of an assumed $10,000
investment in Series I shares from
2/5/90 to 7/31/98

                                   [LINE GRAPH]

                                   2/5/90         12/31/93       12/31/96    7/31/98
-----------------------------------------------------------------------------------------

Kemper Retirement Fund(1)           10000           17386          23076        28313
                                     9863           16713          22986
                                    10717           15951          25181
                                     9831           16414          26682
                                    10686           16298          26687
                                    12195           17383          28784
                                    12000           18667          28811
                                    13357           19434
                                    15319           20169
                                    14415           20818
                                    14109           21264
                                    14920           22228
                                    15611
                                    16191
                                    16574
                                    17642


Russell 1000 Growth Fund(+)         10000           15228          18030        20631
                                    10023           14752          17875
                                    10384           14568          18525
                                    10446           16640          19174
                                    10978           14694          19790
                                    11274           15426          20089
                                    11445           15427          20615
                                    12103           16742
                                    12749           17522
                                    12558           17112
                                    13066           17192
                                    13705           17495
                                    13715
                                    14353
                                    14784
                                    15273


Lehman Brothers Gov't/Corp.
  Bond Index(++)                    10000           16542         25282         33143
                                    10472           15814         25417
                                    11491           15654         30224
                                    9775            16657         32495
                                    10848           16983         32988
                                    12781           18599         31918
                                    12689           20429         33383
                                    13554           22295
                                    15309           23300
                                    14553           22884
                                    14394           23015
                                    15028           23843
                                    16078
                                    15942
                                    15694
                                    15928
-----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Kemper Retirement Fund - Series II
--------------------------------------------------------------------------------
Growth of an assumed $10,000
investment in Series II shares from
9/30/90 to 7/31/98


                                   [LINE GRAPH]

                                 9/30/90       12/31/93       12/31/96        7/31/98
---------------------------------------------------------------------------------------

Kemper Retirement Fund(1)          10000         16241          21556           25998
                                   10322         15607          23308
                                   11783         15937          24531
                                   11631         15824          24636
                                   12897         16878          26208
                                   14642         18185          26333
                                   13821         18789
                                   13765         19550
                                   14631         19860
                                   15090         20171
                                   15825         20930
                                   16268         21647
                                   17260
                                   16977

Russell 1000 Growth Index(+)       10000         14121          17111           19750
                                   10509         13946          17733
                                   10793         14015          18355
                                   10956         14066          18944
                                   11586         14767          19231
                                   12204         15725          19734
                                   12021         16028
                                   12508         16773
                                   13119         16380
                                   13129         16457
                                   13740         16748
                                   14152         17260
                                   14620
                                   14578

Lehman Brothers Gov't/Corp.
  Bond Index(++)                   10000         16179          25229             32898
                                   11096         15538          30001
                                   13088         16732          32255
                                   12951         16858          32744
                                   13866         18462          31682
                                   15662         20279          33117
                                   14888         22120
                                   14726         23128
                                   15374         22715
                                   16447         22845
                                   16309         23667
                                   16056         25095
                                   16294
                                   16924


--------------------------------------------------------------------------------
Kemper Retirement Fund - Series III
--------------------------------------------------------------------------------
Growth of an assumed $10,000
investment in Series III shares from
3/31/92 to 7/31/98

                                   [LINE GRAPH]

                                    3/31/92        12/31/94       12/31/96      7/31/98
-----------------------------------------------------------------------------------------

Kemper Retirement Fund(1)             9496           11881          15464         18880
                                      9549           12914          16792
                                      10147          13394          17760
                                      10547          14020          17875
                                      11070          14204          19077
                                      11455          14428          19167
                                      12203          15021
                                      11982          15620
                                      11363
                                      10910
                                      11131
                                      11112



Russell 1000 Growth Index(+)          10000          12284          14234         16430
                                      10405          13082          14752
                                      10913          13332          15269
                                      10922          13953          15759
                                      11430          13627          15998
                                      11773          13691          16416
                                      12162          13932
                                      12127          14358
                                      11747
                                      11601
                                      11659
                                      11701



Lehman Brothers Gov't/Corp.
  Bond Index(++)                      10000          12780            17465       22774
                                      9891           14038            20768
                                      10326          15313            22329
                                      11048          16010            22667
                                      10954          15725            21932
                                      10784          15814            22925
                                      10944          16384
                                      11387          17372
                                      10866
                                      10757
                                      11583
                                      11670
-----------------------------------------------------------------------------------------

Past performance does not guarantee future performance. Investment returns and principal value fluctuate. So that when shares are redeemed they may be worth more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. Average annual total return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.


(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge of 5.0%. When comparing Kemper Retirement Fund Series to the Russell 1000(R) Growth Index,+ you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

+ The Russell 1000(R) Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Assumes reinvestment of dividends. Source is Lipper Analytical Services, Inc.

++ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

PERFORMANCE UPDATE

                                [LINE GRAPH]


--------------------------------------------------------------------------------
Kemper Retirement Fund - Series IV
--------------------------------------------------------------------------------
Growth of an assumed $10,000
investment is Series IV shares from
1/31/93 to 7/31/98

                1/31/93       12/31/95        12/31/97        7/31/98
--------------------------------------------------------------------------

Kemper          10000         12202           15302           16197
                 9664         12214           16273
                10042         12364           16409
                10640         12838
                10421         13359
                 9803         13185
                 9409         14309
                 9569         15126
                 9569
                10236
                11192
                11592


Russell         10000         12503           14122           14722
                10242         12211           14336
                10550         12268           14711
                10899         12484
                10867         12886
                10526         12755
                10396         13219
                10447         13683
                10485
                11008
                11722
                11947

Lehman          10000         14226           20141           20236
                10032         13972           19488
                 9876         14052           20370
                10022         14558
                10410         15436
                 9951         15518
                 9958         18453
                10292         19840
                10369
                11356
                12473
                13606


                                [LINE GRAPH]


--------------------------------------------------------------------------------
Kemper Retirement Fund - Series V
--------------------------------------------------------------------------------
Growth of an assumed $10,000
investment in Series V shares from
11/30/93 to 7/31/98

                11/30/93      12/31/95        12/31/97        7/31/98
--------------------------------------------------------------------------

Kemper          9500          11404           14597           15479
                9553          11382           15601
                9000          11540           15723
                8670          12004
                8809          12540
                8841          12328
                9474          13518
               10401          14391
               10794

Russell        10000          11556           13052           13607
               10044          11285           13250
                9729          11339           13596
                9608          11539
                9656          11892
                9691          11789
               10174          12218
               10834          12646
               11042

Lehman         10000          13785           19517           19609
               10173          13539           18884
                9739          13616           19739
                9341          14106
               10062          14958
               10146          15037
               11070          17882
               12087          17882
               13184          19225

                                [LINE GRAPH]


--------------------------------------------------------------------------------
Kemper Retirement Fund - Series VI
--------------------------------------------------------------------------------
Growth of an assumed $10,000
investment in Series VI shares from
5/1/95 to 7/31/98

                5/1/95        12/31/96        12/31/97        7/31/98
--------------------------------------------------------------------------
Kemper          10000         11563           13505           14319
                 9778         11335           14319
                10106         12409           14510
                10725         13220
                10573
                10638
                11049

Russell         10000         11527           12652           13190
                10502         11428           12844
                10703         11844           13180
                11202         12259
                10940
                10991
                11185

Lehman          10000         13302           17356           17438
                10748         13372           16793
                11725         15902           17553
                12259         17097
                12040
                12109
                12545

LARGEST HOLDINGS

THE FUND'S LARGEST STOCK HOLDINGS*

Percentages based on the fund's total common stock holdings

--------------------------------------------------------------------------------------
HOLDINGS               SERIES I  SERIES II  SERIES III  SERIES IV  SERIES V  SERIES VI
--------------------------------------------------------------------------------------
ABBOTT LABORATORIES      2.4%      2.6%        2.8%       2.9%       2.4%      2.8%
--------------------------------------------------------------------------------------
TEXAS INSTRUMENTS        2.1%      1.7%        1.9%       2.0%       2.4%      1.9%
--------------------------------------------------------------------------------------
JEFFERSON-PILOT          2.0%      2.2%        2.1%       2.1%       2.2%      2.0%
--------------------------------------------------------------------------------------
MAY DEPARTMENT STORES    2.0%      2.0%        1.7%       1.8%       2.0%      1.8%
--------------------------------------------------------------------------------------
TEXTRON                  1.9%      1.6%        1.7%       1.8%       1.8%      1.8%
--------------------------------------------------------------------------------------
COMPUTER SCIENCES
CORP.                    1.9%      2.0%        1.7%       2.1%       1.9%      3.0%
--------------------------------------------------------------------------------------
SUN MICROSYSTEMS         1.9%      1.8%        1.8%       1.6%       1.9%      1.8%
--------------------------------------------------------------------------------------
AMERICAN HOME
PRODUCTS                 1.9%      2.0%        1.7%       1.6%       1.6%      1.7%
--------------------------------------------------------------------------------------
INTERNATIONAL
BUSINESS MACHINES        1.9%      1.6%        1.9%       2.0%       1.9%      2.1%
--------------------------------------------------------------------------------------
RAYTHEON                 1.8%      1.8%        1.7%       1.6%       1.7%      2.0%
--------------------------------------------------------------------------------------

*The fund's holdings are subject to change.

LARGEST HOLDINGS

DESCRIPTION OF YOUR FUND'S LARGEST HOLDINGS

--------------------------------------------------------------------------------------------
HOLDINGS
--------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                      Engaged in the discovery, development, manufacture
                                         and sale of a broad and diversified line of health
                                         care products and services.
--------------------------------------------------------------------------------------------

TEXAS INSTRUMENTS                        A high technology company with sales or
                                         manufacturing operations in more than 30 countries.
                                         Products and services include semiconductors,
                                         defense electronic systems, software productivity
                                         tools, computer and peripheral products and
                                         consumer products.
--------------------------------------------------------------------------------------------

JEFFERSON-PILOT                          Writes life, health and accident insurance and
                                         annuities.
--------------------------------------------------------------------------------------------

MAY DEPARTMENT STORES                    Owns and operates retail department stores and
                                         self-service shoe stores.
--------------------------------------------------------------------------------------------

TEXTRON                                  A global, multi-industry company with operations in
                                         aircraft technology, automotive component
                                         manufacturing and financial services.
--------------------------------------------------------------------------------------------

COMPUTER SCIENCES                        A major developer and systems integrator of
                                         computers and communication systems, and a provider
                                         of information technology and outsourcing
                                         consulting.
--------------------------------------------------------------------------------------------

SUN MICROSYSTEMS                         Provides high performance workstations.
--------------------------------------------------------------------------------------------

AMERICAN HOME PRODUCTS                   Engaged in the manufacture and marketing of health
                                         care products, including pharmaceuticals, consumer
                                         health care products and medical supplies.
--------------------------------------------------------------------------------------------

INTERNATIONAL BUSINESS MACHINES          Manufactures computers and computer-related
                                         products.
--------------------------------------------------------------------------------------------

RAYTHEON                                 A diversified technology based company active in
                                         electronics, aircraft products, appliances, and
                                         energy and environmental services.
--------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

KEMPER RETIREMENT FUND

SERIES I THROUGH SERIES VI

Portfolio of Investments at July 31, 1998

(DOLLARS IN THOUSANDS)


                                                                                  SERIES I                    SERIES II
-------------------------------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL                  PRINCIPAL
                                                                             AMOUNT       VALUE         AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT
    OBLIGATIONS--38.5%, 53.7%,
    50.4%, 55.9%, 49.1%
    AND 57.8%                             -------------------------------------------------------------------------------------
                                          U.S. Treasury, zero coupon,
                                          1999 through 2006
                                          (Cost: $39,281, $80,936,
                                          $55,602, $68,037, $54,506
                                          and $38,191)                       $43,900     $40,959        $94,900     $85,005
                                          -------------------------------------------------------------------------------------
                                                                             NUMBER                     NUMBER
                                                                            OF SHARES     VALUE        OF SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS
    COMMUNICATION--4.5%,
    3.4%, 4.0%, 3.7%,
    3.8% AND 3.2%                      (a)AirTouch Communications, Inc.        8,000         470          9,000         529
                                       (a)American Tower Systems Corp.           300           7            500          12
                                          Ameritech Corp.                      8,000         393          8,000         393
                                          Cincinnati Bell Inc.                29,000         932         34,000       1,092
                                          Frontier Corp.                      15,000         503         16,000         537
                                          SBC Communications, Inc.            12,200         499         17,000         695
                                          Sprint Corp.                        10,000         700         10,000         700
                                       (a)US West, Inc.                       10,000         534         10,000         534
                                       (a)WorldCom, Inc.                      14,000         740         16,000         846
                                          -------------------------------------------------------------------------------------
                                                                                           4,778                      5,338
-------------------------------------------------------------------------------------------------------------------------------
    CONSUMER
    DISCRETIONARY--3.3%,
    2.4%, 2.7%, 2.5%,
    2.8% AND 2.3%
                                       (a)Consolidated Stores Corp.           10,000         336         12,000         404
                                          May Department Stores               19,000       1,220         20,900       1,342
                                       (a)Mirage Resorts, Inc.                26,000         559         30,000         645
                                          Newell Companies Inc.               14,100         726         13,700         706
                                       (a)Proffitt's, Inc.                    20,000         630         24,000         756
                                          -------------------------------------------------------------------------------------
                                                                                           3,471                      3,853
-------------------------------------------------------------------------------------------------------------------------------
    CONSUMER STAPLES--3.6%,
    2.6%, 3.1%, 2.9%,
    3.1% AND 2.5%
                                          Dial Corp.                          16,000         382         18,000         430
                                          General Mills, Inc.                  8,000         495          8,000         495
                                          Gillette Co.                         5,000         262          5,000         262
                                          H.J. Heinz Co.                      15,000         827         17,600         970
                                          McCormick & Company, Inc.           28,000         908         29,000         941
                                          Procter & Gamble Co.                 9,000         714         10,000         794
                                          Sara Lee Corp.                       5,000         251          5,000         251
                                          -------------------------------------------------------------------------------------
                                                                                           3,839                      4,143

PORTFOLIO OF INVESTMENTS


      SERIES III            SERIES IV            SERIES V             SERIES VI
--------------------------------------------------------------------------------------
  PRINCIPAL             PRINCIPAL           PRINCIPAL           PRINCIPAL
   AMOUNT       VALUE    AMOUNT     VALUE    AMOUNT     VALUE    AMOUNT     VALUE
      $72,200  $59,503    $89,200  $69,553    $87,600  $61,817    $62,800  $40,720
--------------------------------------------------------------------------------------
     NUMBER              NUMBER              NUMBER              NUMBER
    OF SHARES   VALUE   OF SHARES   VALUE   OF SHARES   VALUE   OF SHARES   VALUE
--------------------------------------------------------------------------------------
        8,000      470      8,000      470      8,000      470      3,000      176
          400       10        400       10        400       10        200        5
        8,000      393      8,000      393      8,000      393      4,000      197
       28,000      900     28,000      900     29,000      932     14,000      450
       16,000      537     14,000      470     16,000      537      8,000      268
       11,800      482     10,400      425     11,000      451      6,200      253
        9,000      630      9,000      630     10,000      700      5,000      350
       10,000      534     10,000      534     10,000      534      4,000      213
       14,000      740     14,000      740     14,000      740      7,000      370
--------------------------------------------------------------------------------------
                 4,696               4,572               4,767               2,282
--------------------------------------------------------------------------------------
       10,000      336     10,000      336     10,000      336      5,000      168
       14,900      956     14,900      956     18,800    1,207      8,100      520
       28,000      602     28,000      602     28,000      602     14,000      301
       14,100      726     12,100      623     14,100      726      6,600      340
       20,000      630     20,000      630     22,000      693     10,000      315
--------------------------------------------------------------------------------------
                 3,250               3,147               3,564               1,644
--------------------------------------------------------------------------------------
       16,000      382     16,000      382     16,000      382      5,000      119
        8,000      495      8,000      495      8,000      495      4,000      248
        5,000      262      5,000      262      5,000      262      2,000      105
       12,400      684     12,400      684     15,000      827      7,500      413
       26,000      844     24,000      778     28,000      908     12,000      389
        9,000      714      9,000      714      9,000      714      5,000      397
        5,000      251      5,000      251      5,000      251      2,000      100
--------------------------------------------------------------------------------------
                 3,632               3,566               3,839               1,771

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                  SERIES I                    SERIES II
-------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER                     NUMBER
                                                                            OF SHARES     VALUE        OF SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------------
    DURABLES--2.8%,
    2.1%, 2.3%, 2.1%,
    2.3% AND 1.8%
                                          Dana Corp.                          10,000     $   497         11,000     $   547
                                          Federal-Mogul Corp.                 13,000         782         15,000         902
                                          Goodyear Tire & Rubber Co.           5,900         360          6,700         408
                                          Stanley Works                       17,700         773         20,800         909
                                       (a)Tellabs, Inc.                        7,000         527          7,000         527
                                          -------------------------------------------------------------------------------------
                                                                                           2,939                      3,293
-------------------------------------------------------------------------------------------------------------------------------
    ENERGY--2.5%,
    1.8%, 2.0%, 1.9%,
    2.1% AND 1.8%
                                          Chevron Corp.                        9,600         793          8,400         694
                                          Mobil Corp.                         10,400         725         14,600       1,019
                                          Royal Dutch Petroleum Co.            9,000         459          9,000         459
                                          Texaco Inc.                         12,000         730         12,000         730
                                          -------------------------------------------------------------------------------------
                                                                                           2,707                      2,902
-------------------------------------------------------------------------------------------------------------------------------
    FINANCE--11.0%,
    8.2%, 9.1%, 8.4%,
    9.4% AND 7.5%
                                          AFLAC, Inc.                          7,700         265          7,700         265
                                          American Express Company             5,000         552          5,000         552
                                          American General Corp.              10,000         683         10,000         683
                                          Associates First Capital Corp.      10,000         777         11,000         855
                                          Cigna Corp.                         13,500         892         13,800         912
                                          Compass Bancshares Inc.             10,600         440         10,800         448
                                          Federal National Mortgage
                                            Association                       10,000         620         12,000         744
                                          First Chicago NBD Corp.             13,000       1,090         16,000       1,341
                                          First Security Corp.                15,000         330         15,000         330
                                          First Tennessee National Corp.      10,000         314         10,000         314
                                          Household International, Inc.       13,946         694         21,919       1,090
                                          Jefferson-Pilot Corp.               22,000       1,240         26,500       1,494
                                          Marsh & McLennan Companies, Inc.     7,000         427          7,000         427
                                          Mellon Bank Corp.                    4,000         269          4,000         269
                                          Morgan Stanley, Dean Witter,
                                            Discover Co.                       5,000         435          8,000         696
                                          NationsBank Corp.                   13,000       1,037         13,000       1,037
                                          Torchmark Corp.                     24,000       1,052         22,000         964
                                          Travelers Group, Inc.                8,000         536          9,000         603
                                          -------------------------------------------------------------------------------------
                                                                                          11,653                     13,024

PORTFOLIO OF INVESTMENTS

      SERIES III               SERIES IV             SERIES V               SERIES VI
--------------------------------------------------------------------------------------------
   NUMBER                  NUMBER                NUMBER                NUMBER
 OF SHARES      VALUE    OF SHARES    VALUE    OF SHARES    VALUE    OF SHARES   VALUE
--------------------------------------------------------------------------------------------
      10,000    $   497      8,000    $   398     10,000    $   497     3,500     $  174
      11,000        661     11,000        661     13,000        782     6,000        361
       5,900        360      4,900        299      5,900        360     3,500        213
      15,250        666     15,250        666     17,800        778     7,000        306
       7,000        527      7,000        527      7,000        527     3,000        226
--------------------------------------------------------------------------------------------
                  2,711                 2,551                 2,944                1,280
--------------------------------------------------------------------------------------------
       8,400        694      8,400        694      9,600        793     3,600        297
       9,600        670     10,400        725     10,000        697     5,400        377
       9,000        459      8,000        408      8,000        408     5,000        255
       9,000        547      9,000        547     12,000        730     5,000        304
--------------------------------------------------------------------------------------------
                  2,370                 2,374                 2,628                1,233
--------------------------------------------------------------------------------------------
       7,700        265      7,700        265      7,700        265     3,900        134
       4,000        441      4,000        441      5,000        552     2,500        276
       8,000        546      8,000        546     10,000        683     5,000        342
      10,000        777      8,000        622     10,000        777     3,600        280
      13,800        912     13,800        912     13,800        912     6,900        456
       8,600        357      8,600        357     10,600        440     4,300        178
       9,000        558      7,000        434     10,000        620     4,000        248
      12,000      1,006     12,000      1,006     13,000      1,090     6,000        503
      15,000        330     15,000        330     15,000        330     7,000        154
      10,000        314     10,000        314     10,000        314     5,000        157
      17,932        892     17,932        892     17,932        892     8,813        438
      20,500      1,156     20,500      1,156     23,500      1,325    10,000        564
       7,000        427      7,000        427      7,000        427     3,000        183
       4,000        269      4,000        269      4,000        269     2,000        135
       5,000        435      5,000        435      5,000        435     3,000        261
       9,000        718      9,000        718     12,000        957     4,900        391
      20,000        876     18,000        789     22,000        964     8,000        350
       8,000        536      8,000        536      8,000        536     4,000        268
--------------------------------------------------------------------------------------------
                 10,815                10,449                11,788                5,318

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                   SERIES I                    SERIES II
-------------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER                    NUMBER
                                                                              OF SHARES    VALUE        OF SHARES    VALUE
-------------------------------------------------------------------------------------------------------------------------------
    HEALTH CARE--8.2%,
    6.3%, 6.7%, 6.1%,
    6.7% AND 5.7%
                                             Abbott Laboratories                35,000     $1,455         43,000     $1,787
                                             ALZA Corp.                         12,000        474          8,700        338
                                             American Home Products Corp.       22,000      1,133         26,000      1,339
                                             Bausch & Lomb, Inc.                10,000        511         12,000        613
                                             Becton, Dickinson & Co.            10,000        826         10,000        826
                                             Bristol-Myers Squibb Co.            8,000        911         11,000      1,253
                                             Eli Lilly & Co.                    11,000        740         11,000        740
                                          (a)HEALTHSOUTH Corp.                  24,000        603         25,000        628
                                             Medtronic, Inc.                     6,000        372          6,000        372
                                             Merck & Co., Inc.                   3,000        370          4,000        493
                                             Schering-Plough Corp.               8,000        774         10,000        967
                                          (a)Wellpoint Health Networks Inc.      9,200        564         10,100        619
                                          -------------------------------------------------------------------------------------
                                                                                            8,733                     9,975
-------------------------------------------------------------------------------------------------------------------------------
    MANUFACTURING--5.5%,
    4.2%, 4.6%, 4.3%,
    4.7% AND 4.2%
                                          Bowater, Inc.                         10,000        460         10,000        460
                                          Emerson Electric Co.                  13,400        796         16,800        999
                                          General Electric Co.                  10,600        947         12,600      1,125
                                          Monsanto Co.                          14,000        793         16,000        906
                                          PPG Industries, Inc.                   9,500        602         12,000        760
                                          Raytheon Co.                          20,624      1,118         22,748      1,232
                                          Textron, Inc.                         16,000      1,182         15,000      1,108
                                          -------------------------------------------------------------------------------------
                                                                                            5,898                     6,590
-------------------------------------------------------------------------------------------------------------------------------
    MEDIA--3.2%,
    2.3%, 2.6%, 2.2%,
    2.6% AND 2.2%
                                             CBS Corp.                          26,000        882         25,000        848
                                             R.R. Donnelley & Sons Co.          24,800      1,054         28,100      1,194
                                          (a)Univision Communications Inc.      20,500        748         25,400        927
                                             Walt Disney Co.                     9,000        310         12,000        413
                                          (a)Young & Rubicam Inc.               12,000        362         12,000        362
                                          -------------------------------------------------------------------------------------
                                                                                            3,356                     3,744
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


      SERIES III             SERIES IV             SERIES V              SERIES VI
-----------------------------------------------------------------------------------------
   NUMBER                 NUMBER               NUMBER               NUMBER
  OF SHARES     VALUE    OF SHARES   VALUE    OF SHARES   VALUE    OF SHARES   VALUE
-----------------------------------------------------------------------------------------
      37,000    $1,538     37,000    $1,538     35,000    $1,455    19,000     $  790
       6,900       268      4,400       171      8,700       338     3,000        117
      18,000       927     17,000       875     19,000       978     9,500        489
      10,000       511      8,000       409     10,000       511     5,000        256
      10,000       826      8,000       661     10,000       826     4,000        331
       6,000       684      7,000       798      8,000       911     4,000        456
      11,000       740     11,000       740     11,000       740     5,000        336
      19,000       477     19,000       477     24,000       603     9,000        226
       4,000       248      4,000       248      6,000       372     3,000        186
       3,000       370      3,000       370      3,000       370     1,000        123
       8,000       774      8,000       774      8,000       774     4,800        464
       9,200       564      9,200       564      9,200       564     4,000        245
-----------------------------------------------------------------------------------------
                 7,927                7,625                8,442                4,019
-----------------------------------------------------------------------------------------
       8,000       368      8,000       368     10,000       460     4,000        184
      13,200       785     13,200       785     13,800       820     6,400        380
      10,800       965     11,800     1,054     12,600     1,125     6,000        536
      14,000       793     14,000       793     14,000       793     7,000        396
       9,000       570      9,000       570      9,500       602     5,500        349
      17,499       948     15,499       840     18,624     1,009    10,312        559
      13,000       960     13,000       960     15,000     1,108     7,000        517
-----------------------------------------------------------------------------------------
                 5,389                5,370                5,917                2,921
-----------------------------------------------------------------------------------------
      24,000       814     18,000       611     28,000       950     9,500        322
      19,300       820     19,300       820     23,700     1,007    12,300        523
      20,500       748     20,500       748     20,500       748     9,500        347
       9,000       310      9,000       310      9,000       310     6,000        207
      12,000       362     10,000       301     10,000       301     4,000        120
-----------------------------------------------------------------------------------------
                 3,054                2,790                3,316                1,519
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


                                                                               SERIES I                      SERIES II
------------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER                      NUMBER
                                                                         OF SHARES     VALUE         OF SHARES     VALUE
------------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY--11.6%,
    9.0%, 9.1%, 8.5%,
    9.8% AND 8.3%                            Alcatel Alsthom (ADR)         21,000     $    823         26,000     $  1,019
                                          (a)Analog Devices, Inc.          33,000          710         38,333          824
                                          (a)Cadence Design Systems        12,800          369         19,700          568
                                             Inc.
                                          (a)Cisco Systems, Inc.            9,500          910         14,000        1,340
                                          (a)Computer Sciences Corp.       18,000        1,152         21,000        1,344
                                             GM-Hughes Electronics Corp.    8,000          341         11,000          469
                                             Gartner Group, Inc.           18,000          551         16,000          490
                                             Hewlett-Packard Co.           18,400        1,021         23,800        1,321
                                             International Business         8,500        1,126          8,500        1,126
                                             Machines Corp.
                                             Linear Technology Corp.        7,000          419          9,000          538
                                             Microsoft Corp.                5,000          551          6,000          661
                                             Motorola Inc.                 10,000          523         10,000          523
                                          (a)Parametric Technology         26,000          354         31,000          422
                                             Corp.
                                          (a)Seagate Technology, Inc.      15,000          341         16,000          364
                                          (a)Sterling Commerce, Inc.        5,000          198          8,000          317
                                          (a)Sun Microsystems, Inc.        24,300        1,148         26,300        1,243
                                          (a)Teradyne Inc.                 12,000          275         14,000          321
                                             Texas Instruments, Inc.       21,300        1,263         19,600        1,163
                                          (a)Xilinx Inc.                    6,000          225          6,000          225
                                          ------------------------------------------------------------------------------------
                                                                                        12,300                      14,278
------------------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--1.0%, .8%,
    .8%, .7%, .8%
    AND .7%                               Canadian National Railway         7,000          369          7,000          369
                                          Norfolk Southern Corp.           25,000          747         28,000          837
                                          ------------------------------------------------------------------------------------
                                                                                         1,116                       1,206
                                          ------------------------------------------------------------------------------------
                                          TOTAL COMMON STOCKS--57.2%, 43.1%, 47.0%, 43.3%,
                                          48.1% AND 40.2%
                                          (Cost: $53,119, $58,524, $48,812,             60,790                      68,346
                                          $46,957, $52,855 and $24,890)
                                          ------------------------------------------------------------------------------------
                                                                         PRINCIPAL                   PRINCIPAL
                                                                          AMOUNT       VALUE          AMOUNT       VALUE
    MONEY MARKET
    INSTRUMENTS--4.3%,
    3.1%, 2.5%, --,
    2.4% AND 2.2%                         Yield--4.75% to 5.62%
                                          Due--August 1998
                                          (Cost: $4,550, $4,998,          $ 4,551        4,550        $ 5,000        4,998
                                          $2,973, $--, $2,999 and
                                          $1,570)
                                          ------------------------------------------------------------------------------------
                                          TOTAL INVESTMENTS--100%, 99.9%,
                                          99.9%, 99.2%, 99.6% AND 100.2%
                                          (Cost: $96,950, $144,458, $107,387,          106,299                     158,349
                                          $114,994, $110,360 and $64,651)
                                          ------------------------------------------------------------------------------------
                                          CASH AND OTHER ASSETS, LESS                       40                          88
                                          LIABILITIES --.1%, .1%, .8%, .4% AND
                                          (.2%)
                                          ------------------------------------------------------------------------------------
                                          NET ASSETS--100%                            $106,339                    $158,437
                                          ------------------------------------------------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments for federal income tax purposes at July 31, 1998, the unrealized appreciation and depreciation on investments is as follows (in thousands):

                                               SERIES I    SERIES II    SERIES III    SERIES IV    SERIES V    SERIES VI
----------------------------------------------------------------------------------------------------------------------------
Cost of investments for federal income tax
  purposes                                     $96,950     $144,458      $107,387     $114,994     $110,360     $64,651
----------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                   10,904       15,559        12,097        9,835       16,543       6,673
----------------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation                    1,555        1,668         1,485        1,432        1,517         703
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                      9,349       13,891        10,612        8,403       15,026       5,970
----------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS


       SERIES III               SERIES IV               SERIES V                SERIES VI
---------------------------------------------------------------------------------------------
    NUMBER                   NUMBER                 NUMBER                 NUMBER
  OF SHARES      VALUE     OF SHARES    VALUE     OF SHARES    VALUE     OF SHARES    VALUE
---------------------------------------------------------------------------------------------
      21,000    $    823     21,000    $    823     21,000    $    823     10,000    $   392
      32,000         688     28,000         602     34,000         731     13,666        294
       8,700         251      8,700         251     10,500         303      5,700        164
       8,000         766      8,000         766      9,500         910      4,500        431
      15,000         960     18,000       1,152     18,000       1,152     13,500        864
       6,000         256      6,000         256      8,000         341      4,500        192
      14,000         429     14,000         429     18,000         551      8,000        245
      15,400         855     15,400         855     17,400         966      9,000        500
       8,000       1,060      8,000       1,060      8,500       1,126      4,500        596
       7,000         419      7,000         419      6,000         360      3,000        179
       4,000         441      5,000         551      5,000         551         --         --
      10,000         523      5,000         261     10,000         523      4,500        235
      23,000         313     23,000         313     26,000         354     11,000        150
      15,000         341     15,000         341     15,000         341      7,000        159
       4,000         158      4,000         158      5,000         198      3,000        119
      20,700         978     18,000         851     24,300       1,148     10,800        510
      11,000         252     11,000         252     12,000         275      6,000        138
      17,800       1,056     17,800       1,056     24,900       1,477      8,900        528
       4,600         173      4,600         173      6,000         225      3,700        139
---------------------------------------------------------------------------------------------
                  10,742                 10,569                 12,355                 5,835
---------------------------------------------------------------------------------------------
       7,000         369      5,000         263      5,000         263      2,000        106
      19,000         568     19,000         568     25,000         747     13,500        403
---------------------------------------------------------------------------------------------
                     937                    831                  1,010                   509
---------------------------------------------------------------------------------------------
                  55,523                 53,844                 60,570                28,331
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
    PRINCIPAL              PRINCIPAL              PRINCIPAL              PRINCIPAL
     AMOUNT      VALUE      AMOUNT      VALUE      AMOUNT      VALUE      AMOUNT      VALUE
---------------------------------------------------------------------------------------------
      $2,974       2,973         --          --     $3,000       2,999     $1,570      1,570
---------------------------------------------------------------------------------------------
                 117,999                123,397                125,386                70,621
---------------------------------------------------------------------------------------------
                      85                  1,020                    500                  (134)
---------------------------------------------------------------------------------------------
                $118,084               $124,417               $125,886               $70,487
---------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER TARGET EQUITY FUND--

KEMPER RETIREMENT FUND SERIES I, II, III, IV, V AND VI

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper Target Equity Fund--Kemper Retirement Fund Series I, II, III, IV, V and VI as of July 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the month ended July 31, 1997 and the year ended June 30, 1997, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of Kemper Target Equity Fund--Kemper Retirement Fund Series I, II, III, IV, V and VI at July 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          September 17, 1998

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1998

(IN THOUSANDS)

                                                                             SERIES
                                                    ---------------------------------------------------------
                                                       I         II        III       IV         V        VI
-------------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $96,950, $144,458,
$107,387, $114,994, $110,360, $64,651)              $106,299   158,349   117,999   123,397   125,386   70,621
-------------------------------------------------------------------------------------------------------------
Cash                                                      --        --        --       878       379        9
-------------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                       523       523       523       629       523      122
-------------------------------------------------------------------------------------------------------------
  Dividends and interest                                  59        71        58        56        61       29
-------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                     106,881   158,943   118,580   124,960   126,349   70,781
-------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Cash overdraft                                           106        36         1        --        --       --
-------------------------------------------------------------------------------------------------------------
Payable for:
  Investments purchased                                  300       300       300       300       300      150
-------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                    22        11        77       105        10       51
-------------------------------------------------------------------------------------------------------------
  Management fee                                          44        64        48        51        52       29
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                             23        34        25        26        28        7
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                                 1         2         2         6        --       15
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                46        59        43        55        73       42
-------------------------------------------------------------------------------------------------------------
    Total liabilities                                    542       506       496       543       463      294
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $106,339   158,437   118,084   124,417   125,886   70,487
-------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Paid-in capital                                     $ 87,048   132,489    97,878   106,918   100,173   59,974
-------------------------------------------------------------------------------------------------------------
Undistributed net realized gain on investments         7,813     8,390     7,205     6,835     8,297    3,247
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments             9,349    13,891    10,612     8,403    15,026    5,970
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income                    2,129     3,667     2,389     2,261     2,390    1,296
-------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING         $106,339   158,437   118,084   124,417   125,886   70,487
-------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                     9,845    12,770    11,222    11,653    12,375    6,264
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
(net assets / shares outstanding)                   $  10.80     12.41     10.52     10.68     10.17    11.25
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1998
(IN THOUSANDS)

                                                                                       SERIES
                                                         -------------------------------------------------------------------
                                                            I           II         III          IV          V           VI

----------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
  Interest                                               $ 3,860       6,813       4,494       4,354       4,566       2,595
----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                  902       1,024         817         815         895         422
----------------------------------------------------------------------------------------------------------------------------
    Total investment income                                4,762       7,837       5,311       5,169       5,461       3,017
----------------------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                             560         825         615         651         657         358
----------------------------------------------------------------------------------------------------------------------------
  Administrative services fee                                271         408         303         321         326         174
----------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                                   121         179         145         180         194         104
----------------------------------------------------------------------------------------------------------------------------
  Professional fees                                           42          63          47          50          55          28
----------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                     35          52          35          48          35          36
----------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                    28          37          27          28          38          27
----------------------------------------------------------------------------------------------------------------------------
    Total expenses                                         1,057       1,564       1,172       1,278       1,305         727
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      3,705       6,273       4,139       3,891       4,156       2,290
----------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
  Net realized gain on sales of investments               11,237      12,702      10,444      10,153      11,794       4,581
----------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments    (7,635)     (8,609)     (6,524)     (4,798)     (6,015)     (1,054)
----------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                    3,602       4,093       3,920       5,355       5,779       3,527
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 7,307      10,366       8,059       9,246       9,935       5,817
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED JULY 31, 1998
(IN THOUSANDS)




                                                      SERIES I                        SERIES II
                                             YEAR      MONTH       YEAR       YEAR      MONTH       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                           JULY 31,   JULY 31,   JUNE 30,   JULY 31,   JULY 31,   JUNE 30,
                                             1998       1997       1997       1998       1997       1997
---------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
  Net investment income                   $  3,705        325      3,911      6,273        567      6,817
---------------------------------------------------------------------------------------------------------
  Net realized gain                         11,237      1,687     11,460     12,702      2,057     13,354
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation     (7,635)     4,076      3,032     (8,609)     5,363      3,964
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                              7,307      6,088     18,403     10,366      7,987     24,135
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income   (3,920)        --     (3,911)    (6,567)        --     (7,159)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain      (12,075)        --    (14,931)   (14,360)        --    (18,195)
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders            (15,995)        --    (18,842)   (20,927)        --    (25,354)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                          (2,090)      (781)     4,946     (4,385)    (1,774)       (36)
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    (10,778)     5,307      4,507    (14,946)     6,213     (1,255)
---------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                        117,117    111,810    107,303    173,383    167,170    168,425
---------------------------------------------------------------------------------------------------------
END OF PERIOD                             $106,339    117,117    111,810    158,437    173,383    167,170
---------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT
END OF PERIOD                             $  2,129      2,354      2,029      3,667      3,972      3,405
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS



            SERIES III                       SERIES IV                         SERIES V                        SERIES VI
    YEAR      MONTH       YEAR       YEAR      MONTH       YEAR       YEAR      MONTH       YEAR       YEAR      MONTH       YEAR
   ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
  JULY 31,   JULY 31,   JUNE 30,   JULY 31,   JULY 31,   JUNE 30,   JULY 31,   JULY 31,   JUNE 30,   JULY 31,   JULY 31,   JUNE 30,
    1998       1997       1997       1998       1997       1997       1998       1997       1997       1998       1997       1997
---------------------------------------------------------------------------------------------------------------------------------
   4,139        380      4,371      3,891        361      4,517      4,156        375      4,644      2,290        207      2,070
---------------------------------------------------------------------------------------------------------------------------------
  10,444      1,502     11,164     10,153      1,398     10,377     11,794      1,804     11,793      4,581        729      3,804
---------------------------------------------------------------------------------------------------------------------------------
  (6,524)     4,705      2,920     (4,798)     5,420      4,714     (6,015)     6,041      4,036     (1,054)     3,575      3,566
---------------------------------------------------------------------------------------------------------------------------------
   8,059      6,587     18,455      9,246      7,179     19,608      9,935      8,220     20,473      5,817      4,511      9,440
---------------------------------------------------------------------------------------------------------------------------------
  (4,303)        --     (4,464)    (4,220)        --     (4,509)    (4,539)        --     (4,663)    (2,370)        --     (1,591)
---------------------------------------------------------------------------------------------------------------------------------
 (11,501)        --    (14,623)   (10,945)        --    (14,118)   (12,545)        --    (14,346)    (4,917)        --     (1,589)
---------------------------------------------------------------------------------------------------------------------------------
 (15,804)        --    (19,087)   (15,165)        --    (18,627)   (17,084)        --    (19,009)    (7,287)        --     (3,180)
---------------------------------------------------------------------------------------------------------------------------------
  (1,269)    (1,823)     1,478     (5,594)    (2,474)    (8,614)    (4,096)    (1,764)      (536)    (1,214)      (732)    13,443
---------------------------------------------------------------------------------------------------------------------------------
  (9,014)     4,764        846    (11,513)     4,705     (7,633)   (11,245)     6,456        928     (2,684)     3,779     19,703
---------------------------------------------------------------------------------------------------------------------------------
 127,098    122,334    121,488    135,930    131,225    138,858    137,131    130,675    129,747     73,171     69,392     49,689
---------------------------------------------------------------------------------------------------------------------------------
 118,084    127,098    122,334    124,417    135,930    131,225    125,886    137,131    130,675     70,487     73,171     69,392
---------------------------------------------------------------------------------------------------------------------------------
   2,389      2,563      2,183      2,261      2,599      2,238      2,390      2,779      2,404      1,296      1,379      1,172
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1    DESCRIPTION OF THE
     FUND Kemper Retirement Fund Series I, II, III, IV, V and VI (the Funds) are series of Kemper Target Equity Fund (the Trust), an open-end, management investment company, organized as a business trust under the laws of Massachusetts. The objectives of the Funds are to provide a guaranteed return of investment on the Maturity Date to investors who reinvest all dividends and hold their shares to the Maturity Date, and to provide long-term growth of capital. The Maturity Date for each Fund is as follows:

                                         FUND               MATURITY DATE
                                         ----               -------------
                                       Series I           November 15, 1999
                                       Series II          August 15, 2000
                                       Series III         February 15, 2002
                                       Series IV          February 15, 2003
                                       Series V           November 15, 2004
                                       Series VI          May 15, 2006

                             The assurance that investors who reinvest all dividends and hold their shares until the Maturity Date will receive at least their original investment on the Maturity Date is provided by the principal amount of the zero coupon U.S. Treasury obligations in the Funds' portfolios, as well as by a guarantee from Scudder Kemper Investments, Inc., the Funds' investment manager.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Portfolio securities which are
                             traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq
                             Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported on Nasdaq. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

                             Portfolio debt securities other than money market securities with an original maturity over sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization of fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

NOTES TO FINANCIAL STATEMENTS


                             EXPENSES. Expenses arising in connection with a series of the Trust are allocated to that series. Other Trust expenses are allocated among the series in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares were sold during limited offering periods which ended during the years 1990 through 1997, and are redeemed on a continuous basis. Fund shares were sold and are redeemed at net asset value (plus a commission on most sales). On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the respective number of shares outstanding.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. The Trust declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Funds have a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pay a management fee of 1/12 of the annual rate of .50% of average daily net assets. The Funds incurred a management fee of $3,666,000 for the year ended July 31, 1998.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with Kemper Distributors, Inc. (KDI). For providing information and administrative services to shareholders, the Funds pay KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                        ASF PAID BY KDI
                                                               ASF PAID BY       -----------------------------
                                                             THE FUNDS TO KDI    TO ALL FIRMS    TO AFFILIATES
                                                             ----------------    ------------    -------------
                             Year ended
                             July 31, 1998                      $1,803,000        1,791,000         21,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent for the Funds. Under the agreement, KSvC received shareholder services fees of $519,000 for the year ended July 31, 1998.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the year ended July 31, 1998, the Funds made no payments to their officers and incurred trustees' fees of $145,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended July 31, 1998, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                    SERIES I   SERIES II   SERIES III   SERIES IV   SERIES V   SERIES VI
                                                    --------   ---------   ----------   ---------   --------   ---------
                             Purchases              $ 89,124     95,663      82,794       80,342      87,687     40,552
                             Proceeds from sales     101,453    114,928      94,382       95,678     102,545     45,784

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Funds (in thousands):


                                                     YEAR ENDED                  MONTH ENDED                 YEAR ENDED
                                                   JULY 31, 1998                JULY 31, 1997              JUNE 30, 1997
                                                --------------------         --------------------       --------------------
                                                 SHARES       AMOUNT          SHARES       AMOUNT        SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------------
 SERIES I
----------------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of dividends      1,563      $ 15,719            --       $     --        1,818      $ 18,601
----------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                                (1,595)      (17,809)          (66)          (781)      (1,235)      (13,655)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital share
 transactions                                               $ (2,090)                    $   (781)                  $  4,946
----------------------------------------------------------------------------------------------------------------------------
 SERIES II
----------------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of dividends      1,810      $ 21,124            --       $     --        2,129      $ 25,117
----------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                                (1,999)      (25,509)         (135)        (1,774)      (1,983)      (25,153)
----------------------------------------------------------------------------------------------------------------------------
 Net decrease from capital share transactions               $ (4,385)                    $ (1,774)                  $    (36)
----------------------------------------------------------------------------------------------------------------------------
 SERIES III
----------------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of dividends      1,693      $ 16,384            --       $     --        1,937      $ 19,255
----------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                                (1,684)      (17,653)         (164)        (1,823)      (1,658)      (17,777)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital share
 transactions                                               $ (1,269)                    $ (1,823)                  $  1,478
----------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


                                                YEAR ENDED                  MONTH ENDED                  YEAR ENDED
                                              JULY 31, 1998                JULY 31, 1997               JUNE 30, 1997
                                           --------------------         -------------------         --------------------
                                           SHARES       AMOUNT          SHARES      AMOUNT          SHARES       AMOUNT
 SERIES IV
------------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
   dividends                                1,532      $15,350             --      $    --           1,866      $ 18,506
------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                           (1,932)     (20,944)          (226)      (2,474)         (2,563)      (27,120)
------------------------------------------------------------------------------------------------------------------------
 Net decrease from capital share
 transactions                                          $(5,594)                    $(2,474)                     $ (8,614)
------------------------------------------------------------------------------------------------------------------------
 SERIES V
------------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
   dividends                                1,782      $16,939             --      $    --           2,001      $ 18,814
------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                           (2,031)     (21,035)          (167)      (1,764)         (1,929)      (19,350)
------------------------------------------------------------------------------------------------------------------------
 Net decrease from capital share
 transactions                                          $(4,096)                    $(1,764)                     $   (536)
------------------------------------------------------------------------------------------------------------------------
 SERIES VI
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                   --      $    --             --      $    --           1,919      $ 19,497
------------------------------------------------------------------------------------------------------------------------
 Shares issued in reinvestment of
   dividends                                  696        7,349             --           --             311         3,125
------------------------------------------------------------------------------------------------------------------------
 Shares redeemed                             (757)      (8,563)           (65)        (732)           (894)       (9,179)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from capital
 share transactions                                    $(1,214)                    $  (732)                     $ 13,443
------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                           SERIES I
                                                     YEAR       MONTH
                                                    ENDED       ENDED               YEAR ENDED JUNE 30,
                                                   JULY 31,   JULY 31,     -------------------------------------------
                                                     1998       1997        1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.86      11.24       11.46      11.19      10.67      12.57
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .40        .03         .42        .44        .45        .42
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .25        .59        1.48       1.03       1.20       (.78)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .65        .62        1.90       1.47       1.65       (.36)
----------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .42         --         .44        .44        .41        .40
----------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 1.29         --        1.68        .76        .72       1.14
----------------------------------------------------------------------------------------------------------------------
Total dividends                                       1.71         --        2.12       1.20       1.13       1.54
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.80      11.86       11.24      11.46      11.19      10.67
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         6.56%      5.52       18.43      13.91      17.03      (3.76)
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Expenses                                               .94%       .84         .93        .95        .97        .91
----------------------------------------------------------------------------------------------------------------------
Net investment income                                 3.30%      3.38        3.60       3.68       3.96       3.32
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $106,339    117,117     111,810    107,303    106,482    103,764
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    80%        86          94         71         63         59
----------------------------------------------------------------------------------------------------------------------


                                                                                          SERIES II
                                                    YEAR       MONTH
                                                   ENDED       ENDED                  YEAR ENDED JUNE 30,
                                                  JULY 31,   JULY 31,     --------------------------------------------
                                                    1998       1997        1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $13.38      12.77       13.01      12.94      12.30      13.95
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .52        .05         .56        .58        .60        .56
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .23        .56        1.29        .77       1.25      (1.04)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .75        .61        1.85       1.35       1.85       (.48)
----------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .54         --         .59        .57        .57        .58
----------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 1.18         --        1.50        .71        .64        .59
----------------------------------------------------------------------------------------------------------------------
Total dividends                                       1.72         --        2.09       1.28       1.21       1.17
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.41      13.38       12.77      13.01      12.94      12.30
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         6.46%      4.78       15.56      10.92      16.52      (4.07)
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Expenses                                               .94%       .90         .92        .94        .96        .90
----------------------------------------------------------------------------------------------------------------------
Net investment income                                 3.80%      3.98        4.08       4.16       4.54       3.91
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $158,437    173,383     167,170    168,425    173,337    173,055
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    57%        67          70         54         47         44
----------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL SERIES: Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS


                                                                                             SERIES III
                                                     YEAR       MONTH
                                                    ENDED       ENDED                    YEAR ENDED JUNE 30,
                                                   JULY 31,   JULY 31,    --------------------------------------------
                                                      1998       1997       1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.33      10.75       10.95      10.75       9.87      10.72
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .39        .04         .42        .43        .44        .40
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .27        .54        1.22        .78       1.24       (.88)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .66        .58        1.64       1.21       1.68       (.48)
----------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .40         --         .43        .44        .43        .37
----------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 1.07         --        1.41        .57        .37         --
----------------------------------------------------------------------------------------------------------------------
Total dividends                                       1.47         --        1.84       1.01        .80        .37
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52      11.33       10.75      10.95      10.75       9.87
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         6.68%      5.40       16.38      11.72      18.37      (4.76)
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Expenses                                               .95%       .83         .95        .96       1.00        .95
----------------------------------------------------------------------------------------------------------------------
Net investment income                                 3.36%      3.63        3.61       3.67       4.14       3.59
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $118,084    127,098     122,334    121,488    124,681    123,132
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    67%        79          74         59         52         47
----------------------------------------------------------------------------------------------------------------------

                                                                                             SERIES IV
                                                     YEAR       MONTH
                                                    ENDED       ENDED                   YEAR ENDED JUNE 30,
                                                   JULY 31,   JULY 31,    --------------------------------------------
                                                     1998       1997         1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.28      10.69       10.70      10.07       8.83       9.57
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .35        .03         .39        .40        .39        .26
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .38        .56        1.17        .64       1.22       (.85)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .73        .59        1.56       1.04       1.61       (.59)
----------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .37         --         .38        .41        .37        .15
----------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .96         --        1.19         --         --         --
----------------------------------------------------------------------------------------------------------------------
Total dividends                                       1.33         --        1.57        .41        .37        .15
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.68      11.28       10.69      10.70      10.07       8.83
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         7.27%      5.52       15.73      10.47      18.95      (6.31)
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Expenses                                               .98%       .88         .96        .95        .97        .97
----------------------------------------------------------------------------------------------------------------------
Net investment income                                 2.98%      3.22        3.35       3.46       4.01       3.43
----------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $124,417    135,930     131,225    138,858    152,179    146,655
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    59%        66          66         52         45         51
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                                         SERIES V
                                             YEAR       MONTH                                    NOVEMBER 15,
                                            ENDED       ENDED         YEAR ENDED JUNE 30,          1993 TO
                                           JULY 31,   JULY 31,    ---------------------------      JUNE 30,
                                              1998       1997       1997      1996      1995          1994
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.86      10.22      10.20      9.53      8.15        9.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .35        .03        .39       .39       .28         .15
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .39        .61       1.22       .64      1.31       (1.00)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                .74        .64       1.61      1.03      1.59        (.85)
----------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .38         --        .39       .36       .21          --
----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          1.05         --       1.20        --        --          --
----------------------------------------------------------------------------------------------------------------
Total dividends                                1.43         --       1.59       .36       .21          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.17      10.86      10.22     10.20      9.53        8.15
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  7.76%      6.26      17.14     10.95     19.97       (9.44)
----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------
Expenses                                        .99%       .94        .96       .96      1.07        1.29
----------------------------------------------------------------------------------------------------------------
Net investment income                          3.16%      3.34       3.59      3.64      4.01        3.13
----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands) $125,886    137,131    130,675   129,747   134,937      64,275
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)             66%        76         79        58        73          35
----------------------------------------------------------------------------------------------------------------


                                                                 SERIES VI
                                              YEAR       MONTH                            MAY 1
                                             ENDED       ENDED                              TO
                                            JULY 31,   JULY 31,    YEAR ENDED JUNE 30    JUNE 30,
                                               1998       1997       1997       1996       1995
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $11.57      10.86       9.83       9.26       9.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .38        .03        .33        .24        .06
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain              .50        .68       1.26        .57        .20
-------------------------------------------------------------------------------------------------
Total from investment operations                .88        .71       1.59        .81        .26
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .39         --        .28        .13         --
-------------------------------------------------------------------------------------------------
Distribution from net realized gain             .81         --        .28        .11         --
-------------------------------------------------------------------------------------------------
Total dividends                                1.20         --        .56        .24         --
-------------------------------------------------------------------------------------------------
Net asset value, end of period               $11.25      11.57      10.86       9.83       9.26
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  8.32%      6.54      16.64       8.79       2.89
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses                                       1.01%      1.00       1.02       1.27       1.09
-------------------------------------------------------------------------------------------------
Net investment income                          3.18%      3.43       3.43       3.47       3.91
-------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)  $70,487     73,171     69,392     49,689      7,189
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)             54%        65         74         34         --
-------------------------------------------------------------------------------------------------

 TAX INFORMATION

Kemper Retirement Fund--Series I, II, III, IV, V and VI paid distributions of $.51, $.49, $.46, $.39, $.45 and $.25 per share, respectively, from net long-term capital gains during the year ended July 31, 1998, of which 37%, 39%, 35%, 36%, 38%, and 36% represent 20% rate gains, respectively.

Pursuant to Section 852 of the Internal Revenue Code, Kemper Retirement Fund--Series I, II, III, IV, V and VI designate $6,062,000, $7,604,000, $5,870,000, $5,465,000, $6,735,000, and $2,485,000, respectively, as capital gain dividends for the year ended July 31, 1998, of which 84%, 83%, 83%, 81%, 85%, and 79% represent 20% rate gains, respectively.

For corporate shareholders of Kemper Retirement Fund--Series I, II, III, IV, V and VI, 10%, 9%, 9%, 9%, 9%, and 9%, respectively, of the income earned during the year ended July 31, 1998 qualified for the dividends received deduction.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

NOTES

NOTES

TRUSTEES & OFFICERS

DANIEL PIERCE
Chairman and Trustee
JAMES E. AKINS
Trustee
ARTHUR R. GOTTSCHALK
Trustee
FREDERICK T. KELSEY
Trustee
FRED B. RENWICK
Trustee
JOHN B. TINGLEFF
Trustee
EDMOND D. VILLANI
Trustee
JOHN G. WEITHERS
Trustee
MARK S. CASADY
President
PHILIP J. COLLORA
Vice President and
Secretary
JOHN R. HEBBLE
Treasurer
TRACY MCCORMICK CHESTER
Vice President
JERARD K. HARTMAN
Vice President
THOMAS W. LITTAUER
Vice President
ANN M. MCCREARY
Vice President
KATHRYN L. QUIRK
Vice President
STEVEN H. REYNOLDS
Vice President
LINDA J. WONDRACK
Vice President
MAUREEN E. KANE
Assistant Secretary
CAROLINE PEARSON
Assistant Secretary
ELIZABETH C. WERTH
Assistant Secretary
BRENDA LYONS
Assistant Treasurer


 ..........................................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 ..........................................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
 ..........................................................................................................
CUSTODIAN AND                         INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                        801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 ..........................................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 ..........................................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606
                                      www.kemper.com

[KEMPER LOGO]

KEMPER FUNDS LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Target Equity Fund prospectus.
KRF - 2 (9/98) 1055600